Income Taxes 2 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Components of Deferred Tax Assets and Liabilities [Abstract]
Net long-term deferred tax liability	$ (622.7)	$ (726.5)
Net deferred tax liabilities	(577.6)	(701.0)
Valuation Allowance, Amount	3.0
Valuation Allowance Change In Period	(0.8)
Current [Member]
Components of Deferred Tax Assets and Liabilities [Abstract]
Deferred Tax Liabilities, Prepaid Expenses	0.4	4.1
Deferred Tax Assets, Inventory	0.9	(4.4)
Deferred Tax Assets, Deferred Income	5.4	(11.1)
Deferred Tax Liabilities Deferred Gain On Debt Repurchases	(5.3)	0
Deferred Tax Assets accelerated gain on debt repurchases	5.5	0
Deferred Tax Assets, Operating Loss Carryforwards	7.0	7.1
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Accrued Liabilities	32.4	31.7
Net current deferred tax asset before valuation allowance	46.3	27.4
Deferred Tax Assets, Valuation Allowance	(1.2)	(1.9)
Net current deferred tax asset	45.1	25.5
Long-term [Member]
Components of Deferred Tax Assets and Liabilities [Abstract]
Deferred Tax Liabilities Deferred Gain On Debt Repurchases	(20.2)	(25.4)
Deferred Tax Assets accelerated gain on debt repurchases	19.3	0
Deferred Tax Assets, Operating Loss Carryforwards	4.0	11.0
Deferred Tax Liabilities, Property, Plant and Equipment	(22.7)	(29.8)
Deferred Tax Liabilities, Goodwill and Intangible Assets	(557.5)	(591.4)
Deferred Tax Assets Debt Fair Value Adjustments	(103.0)	(161.0)
Deferred Tax Liabilities, Deferred Expense, Deferred Financing Costs	2.9	7.1
Deferred Tax Assets Accrued Rebates	22.3	33.8
Deferred Tax Assets, Other	34.0	31.1
Net long-term deferred tax liability before valuation allowance	(620.9)	(724.6)
Deferred Tax Assets, Valuation Allowance, Noncurrent	(1.8)	(1.9)
Net long-term deferred tax liability	(622.7)	(726.5)
Domestic Tax Authority [Member]
Components of Deferred Tax Assets and Liabilities [Abstract]
Operating Loss Carryforwards	21.1
State and Local Jurisdiction [Member]
Components of Deferred Tax Assets and Liabilities [Abstract]
Operating Loss Carryforwards	1.5
Operating Loss Carryforwards Subject To Expiration By Year 2020	0.5
Foreign Tax Authority [Member]
Components of Deferred Tax Assets and Liabilities [Abstract]
Operating Loss Carryforwards	$ 11.4